Income taxes	12 Months Ended
Dec. 31, 2017
Income taxes
Income taxes

8.        Income taxes

a) Deferred income tax assets and liabilities

	December 31, 2017	December 31, 2016
Taxes losses carryforward	4,471	6,194
Temporary differences:
Employee post retirement obligations	684	620
Provision for litigation	457	215
Timing differences arising on assets	1,268	1,264
Fair value of financial instruments	549	167
Allocated goodwill	(2,433)	(2,247)
Others	(77)	(570)

	448	(551)

Total	4,919	5,643

Assets	6,638	7,343
Liabilities	(1,719)	(1,700)

	4,919	5,643

Changes in deferred tax are as follows:

	Assets	Liabilities	Total
Balance at December 31, 2015	7,904	1,670	6,234

Taxes losses carryforward	(1,391)	—	(1,391)
Timing differences arising on assets	298	—	298
Fair value of financial instruments	(802)	—	(802)
Allocated goodwill	—	(342)	342
Others	(285)	—	(285)

Effect in income statement	(2,180)	(342)	(1,838)
Transfers between asset and liabilities	322	322	—
Translation adjustment	900	36	864
Other comprehensive income	(19)	14	(33)
Effect of discontinued operations
Income tax	627	—	627
Transfer to net assets held for sale	(211)	—	(211)

Balance at December 31, 2016	7,343	1,700	5,643

Taxes losses carryforward	(2,143)	—	(2,143)
Timing differences arising on assets	103	—	103
Fair value of financial instruments	388	—	388
Allocated goodwill	—	(109)	109
Others	897	—	897
Effect in income statement	(755)	(109)	(646)
Transfers between asset and liabilities	40	40	—
Translation adjustment	(24)	75	(99)
Other comprehensive income	(68)	13	(81)
Effect of discontinued operations
Income tax	102	—	102

Balance at December 31, 2017	6,638	1,719	4,919

Law 12.973 - The Brazilian corporate tax law was amended at the end of 2014 and became effective as from fiscal year 2015. The change provided that profits from foreign subsidiaries are taxable in Brazil, on an accrual basis, applying the differential between the nominal local tax rate and the Brazilian tax rates (34%) considering the profit before tax in local GAAP (Generally Accepted Accounting Principles) and local currency. Accordingly, from January 1st, 2015 the results from foreign subsidiaries are recognized on that basis.

In accordance with article 77 of law 12.973, the losses generated by the foreign subsidiaries, before income taxes and the equity results, may be offset against their future profits, subject to certain conditions.

In 2015, in the first adoption, the Company recognized deferred income tax assets related to accumulated losses of subsidiaries abroad in the amount of US$2,952. Based on Company’s projections, the deferred tax assets are expected to be utilized up to 5 years.

The tax loss carryforward does not expire in the Brazilian jurisdiction and the compensation is limited to 30% of the taxable income for the year. For local results taxable in Brazil, there is no restriction to compensated profits from foreign subsidiaries against previously recorded deferred tax assets.

b)Income tax reconciliation — Income statement

The total amount presented as income taxes in the income statement is reconciled to the rate established by law, as follows:

	Year ended December 31
	2017	2016	2015
Income (loss) before income taxes	7,829	7,984	(17,679)
Income taxes at statutory rates - 34%	(2,662)	(2,715)	6,011
Adjustments that affect the basis of taxes:
Income tax benefit from interest on stockholders’ equity	728	87	356
Tax incentives	372	344	61
Equity results	35	107	(151)
Unrecognized tax losses of the year	(432)	(708)	(901)
Nondeductible effect of impairment	(43)	(97)	(1,865)
Others	507	201	1,738

Income taxes	(1,495)	(2,781)	5,249

c)Tax incentives

In Brazil, Vale has tax incentives to partially reduce the income tax generated by the operations conducted in the North and Northeast regions that includes iron ore, manganese, copper and nickel. The incentive is calculated based on the taxable income of the incentive activity (tax operating income) and takes into account the allocation of tax operating income into different incentives applicable to different tranches of production during the periods specified for each product, generally 10 years. Most of our incentives are expected to expire up to 2024. An amount equal to that obtained with the tax saving must be appropriated in retained earnings reserve account in stockholders’ equity, and cannot be distributed as dividends to stockholders.

In addition to those incentives, 30% of the income tax due based on the tax operating income can be reinvested on the purchase of machinery and equipment, subject to subsequent approval by the regulatory agency responsible, Superintendência do Desenvolvimento da Amazonia (“SUDAM”) and the Superintendência do Desenvolvimento do Nordeste (“SUDENE”). The reinvestment is accounted in retained earnings reserve account, which restricts the distribution as dividends to stockholders.

Vale is subject to the revision of income tax by local tax authorities in a range up to 10 years depending on jurisdiction where the Company operates.

d)   Income taxes - Settlement program (“REFIS”)

The balance mainly relates to REFIS to settle most of the claims related to the collection of income tax and social contribution on equity gains of foreign subsidiaries and affiliates from 2003 to 2012. As at December 31, 2017, the balance of US$5,375 (US$485 as current and US$4,890 as non-current) is due in 130 remaining monthly installments, bearing interest at the SELIC rate (Special System for Settlement and Custody), while at December 31, 2016, the balance was US$5,419 (US$458 as current and US$4,961 as non-current).

As at December 31, 2017, the SELIC rate was 7,0% per annum (13.75% per annum at December 31, 2016).

Accounting policy

The recognition of income taxes as deferred taxes is based on temporary differences between carrying amount and the tax basis of assets and liabilities as well as taxes losses carryforwards. The deferred income taxes assets and liabilities are offset when there is a legally enforceable right on the same taxable entity.

The deferred taxes assets arising from taxes losses and temporary differences are not recognized when is not probable that future taxable profit will be available against which temporary differences and/or tax losses can be utilized.

Income taxes are recognized in the income statement, except for items recognized directly in stockholders’ equity. The provision for income tax is calculated individually for each entity of the Company based on Brazilian tax rates, on an accrual basis, by applying the differential between the nominal local tax rates (based on rules enacted in the location of the entity) and the Brazilian tax rate.

Critical accounting estimates and judgments

Deferred tax assets arising from tax losses, negative social contribution basis and temporary differences are registered taking into account the analysis of future performance, considering economic and financial projections, prepared based on internal assumptions and macroeconomic environment, trade and tax scenarios that may be subject to changes in the future. The assumptions of future profits are based on production and sales planning, commodity prices, operational costs, restructuring plans, reclamation and planned capital costs.